VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
July 31, 2024 (unaudited)

Par
(000's) Value
MUNICIPAL BONDS: 98.4%
Alabama : 3.6%
Alabama Federal Aid Highway
Finance Authority, Series A
(RB)
5.00%, 06/01/37(c) $ 1,000 $ 1,063,702
Black Belt Energy Gas District
Gas, Project No. 4, Series A
(RB)
4.00%, 12/01/49(c) (p) 2,360 2,368,721
Black Belt Energy Gas District,
Series C-1 (RB)
4.00%, 10/01/52(c) (p) 600 602,950
Black Belt Energy Gas District,
Series D-1 (RB)
5.50%, 06/01/49(c) (p) 1,000 1,064,164
County of Jefferson (RB)
5.00%, 09/15/28(c) 525 548,383
Lower Alabama Gas District,
Project No. 2 (RB) (SAW)
4.00%, 12/01/50(c) (p) 1,500 1,504,260
Southeast Energy Authority,
Cooperative District
Commodity Supply, Series
A (RB)
5.25%, 01/01/54(c) (p) 1,000 1,062,230
The Black Belt Energy Gas
District, Gas Project, Series
E (RB)
5.00%, 05/01/53(p) 1,000 1,045,428
9,259,838
Arizona : 1.3%
Arizona Industrial Development
Authority, Series A (RB)
5.00%, 11/01/28(c) 500 527,345
City of Phoenix Civic
Improvement Corp., Junior
Lien Wastewater System (RB)
5.00%, 07/01/29(c) 620 643,566
Maricopa County Industrial
Development Authority,
Banner Health, Series A (RB)
5.00%, 01/01/26 700 719,366
5.00%, 01/01/53(c) (p) 500 514,173
Salt River Project Agricultural
Improvement & Power
District, Series A (RB)
5.00%, 01/01/26 500 514,746
5.00%, 01/01/27 500 525,052
3,444,248
California : 17.6%
Bay Area Toll Authority, San
Francisco Bay Area, Series A
(RB)
2.95%, 04/01/47(c) (p) 1,155 1,138,572
Bay Area Toll Authority, Series
B (RB)
2.85%, 04/01/47(c) (p) 375 372,453
Par
(000’s) Value
California (continued)
California Community Choice
Financing Authority (RB)
5.00%, 07/01/53(c) (p) $ 1,000 $ 1,061,609
California Community Choice
Financing Authority, Clean
Energy, G-1 (RB)
5.25%, 11/01/54(c) (p) 1,000 1,076,115
California Community Choice
Financing Authority, Clean
Energy, Series A-1 (RB)
4.00%, 05/01/53(c) (p) 500 504,519
California Community Choice
Financing Authority, Clean
Energy, Series D (RB)
5.50%, 05/01/54(c) (p) 1,000 1,073,191
California Health Facilities
Financing Authority, Kaiser
Permanente, Series A-1 (RB)
5.00%, 11/01/27 500 536,740
California Health Facilities
Financing Authority,
Providence St. Joseph Health,
Series B-2 (RB)
4.00%, 10/01/36(c) (p) 500 500,258
California Health Facilities
Financing Authority,
Providence St. Joseph Health,
Series B-3 (RB)
2.00%, 10/01/36(c) (p) 335 326,534
California Health Facilities
Financing Authority,
Providence St. Joseph Health,
Series C (RB)
5.00%, 10/01/39(p) 585 589,968
California Infrastructure And
Economic Development
Bank, Series B-2 (RB)
3.00%, 10/01/47(c) (p) 500 499,596
California State Public Works
Board, Kern Valley State
Prison, Series D (RB)
5.00%, 06/01/25 825 839,585
California State Public Works
Board, Natural Resources
Headquarters, Series C (RB)
5.00%, 11/01/29 675 747,289
California State Public Works
Board, Various Capital
Projects, Series B (RB)
5.00%, 10/01/26 830 868,411
5.00%, 10/01/28(c) 785 830,765
California State Public Works
Board, Various Correctional
Facilities, Series D (RB)
5.00%, 09/01/26 500 522,235
California State University,
Systemwide, Series B-3 (RB)
3.12%, 11/01/51(c) (p) 500 499,922

VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
California Statewide
Communities Development
Authority, Pollution Control,
Southern California Edison
Company, Series A (RB)
1.75%, 09/01/29(c) $ 2,500 $ 2,221,125
City & County of San Francisco,
Series R-1 (GO)
4.00%, 06/15/28(c) 1,000 1,000,473
City and County of San
Francisco, Moscone
Convention Center Expansion
Project, Series B (CP)
4.00%, 04/01/30(c) 1,000 1,005,446
City of San Francisco, Public
Utilities Commission Water,
Series C (RB)
5.00%, 11/01/28 500 548,565
Foothill-Eastern Transportation
Corridor Agency, Series A (RB)
0.00%, 01/01/27^ 500 466,069
Golden State Tobacco
Securitization Corp.,
Enhanced Tobacco
Settlement, Series A (RB)
5.00%, 06/01/40(c) 1,000 1,017,845
5.00%, 06/01/45(c) 1,870 1,903,370
Golden State Tobacco
Securitization Corp.,
Enhanced Tobacco
Settlement, Series A (RB)
(AGM)
0.00%, 06/01/26^ 1,000 943,984
Los Angeles County
Metropolitan Transportation
Authority, Series A (RB)
5.00%, 07/01/25 500 509,828
Los Angeles Department of
Water and Power System,
Series A (RB)
5.00%, 07/01/29 500 554,532
Oakland Unified School District,
Series A (GO)
5.00%, 08/01/40(c) 1,000 1,022,353
Orange County Transportation
Authority, I-405 Improvement
Project (RB)
4.00%, 10/15/24 675 676,554
5.00%, 10/15/24 750 753,247
Public Facilities Financing
Authory of the City of San
Diego, Subordinated Water,
Series B (RB)
5.00%, 08/01/27(c) 500 522,161
Public Utilities Commission
of the City & County of
San Francisco, Wastewater
Revenue, Series A (RB)
1.00%, 10/01/25(c) 1,000 967,324
Par
(000’s) Value
California (continued)
5.00%, 10/01/26 $ 1,000 $ 1,049,510
San Bernardino Community
College District, Series A (GO)
4.00%, 08/01/49(c) 540 560,602
San Bernardino County, Capital
Facilities, Project B (CP)
6.88%, 08/01/24 535 535,000
San Francisco Community
College District (GO)
5.00%, 06/15/25 1,000 1,018,124
San Joaquin Hills, Agency Toll
Road (RB)
0.00%, 01/01/25^ 500 493,732
Southwestern Community
College District, Series D (GO)
5.00%, 08/01/44(c) 500 510,629
State of California, Department
of Water Resources, Series
BB (RB)
5.00%, 12/01/26 500 527,055
State of California, Various
Purpose (GO)
5.00%, 10/01/24 555 556,870
5.00%, 10/01/27 1,000 1,066,305
5.00%, 10/01/27 530 565,142
5.00%, 10/01/27 500 533,153
5.00%, 10/01/29 1,000 1,106,573
5.00%, 11/01/26 915 957,990
5.00%, 11/01/28(c) 1,000 1,061,391
5.00%, 11/01/28 910 990,348
5.00%, 10/01/29(c) 1,000 1,030,407
5.00%, 04/01/27 750 791,771
5.00%, 08/01/24 325 325,000
5.00%, 08/01/25 1,000 1,021,258
5.00%, 08/01/27 1,305 1,387,130
5.00%, 09/01/26 1,000 1,043,438
5.00%, 09/01/27 1,000 1,064,616
5.00%, 09/01/28 1,000 1,084,931
State of California, Various
Purpose (GO) (BAM-TCRS)
5.00%, 09/01/25 300 306,906
45,688,519
Colorado : 1.6%
Boulder Larimer & Weld
Counties, St. Vrain Valley
School District, Series C (GO)
(SAW)
5.00%, 12/15/35(c) 500 524,314
City Of Colorado Springs,
Colorado Utilities System,
Series A-1 (RB)
5.00%, 11/15/26 500 523,457
Colorado Health Facilities
Authority, Sanford, Series A
(RB)
5.00%, 11/01/25 500 510,812
Douglas County School District
No. RE-1 (GO) (SAW)
5.00%, 12/15/24 500 503,551

Par
(000’s) Value
Colorado (continued)
Regional Transportation
District, Fastracks Project,
Series B (RB)
5.00%, 11/01/28 $ 1,000 $ 1,085,369
State of Colorado, Series A (CP)
5.00%, 12/15/26 500 524,340
University of Colorado, Series
A-2 (RB)
4.00%, 06/01/34(c) 500 521,318
4,193,161
Connecticut : 2.6%
Connecticut State Health
& Educational Facilities
Authority, Series A (RB)
5.00%, 07/01/26 500 518,145
State of Connecticut, Series B
(GO) (BAM)
3.00%, 06/01/29 1,000 990,988
State of Connecticut, Series E
(GO)
5.00%, 11/15/25 670 687,945
State of Connecticut, Special
Tax, Transportation
Infrastructure Purpose,
Series A (ST)
5.00%, 05/01/28 600 645,347
State of Connecticut,
Transportation Infrastructure
Purposes, Series A (ST)
5.00%, 05/01/26 1,015 1,051,895
State of Connecticut,
Transportation Infrastructure
Purposes, Series B (RB)
5.00%, 10/01/24 535 536,667
University of Connecticut,
Series A (RB)
5.00%, 01/15/30(c) 745 779,232
5.00%, 04/15/26 550 569,571
5.00%, 04/15/29(c) 1,000 1,068,220
6,848,010
Delaware : 0.5%
Delaware State Economic
Development Authority, NRG
Energy Project, Series A (RB)
1.25%, 10/01/45(c) (p) 500 477,798
Delaware Transportation
Authority (RB)
5.00%, 07/01/26 500 519,852
State of Delaware, Series A
(GO)
5.00%, 10/01/25 410 420,166
1,417,816
District of Columbia : 0.9%
District of Columbia, Series D
(GO)
5.00%, 06/01/25 315 320,386
District of Columbia, Series E
(GO)
5.00%, 06/01/25 500 508,549
Par
(000’s) Value
District of Columbia (continued)
Metropolitan Washington
Airports Authority, Airport
System, Series B (RB)
5.00%, 10/01/28 $ 500 $ 542,074
Metropolitan Washington
Airports Authority, Dulles Toll
Road, Series C (RB) (AGC)
6.50%, 10/01/41(c) 1,000 1,073,660
2,444,669
Florida : 2.6%
Central Florida Expressway
Authority (RB) (AGM)
5.00%, 07/01/27 500 529,258
County of Miami-Dade (RB)
5.00%, 10/01/29(c) 510 529,163
County of Miami-Dade,
Building Better Communities
Program, Series A (GO)
5.00%, 07/01/30(c) 520 537,535
County of Miami-Dade, Water
and Sewer System (RB)
5.00%, 10/01/28 1,000 1,078,434
Florida State Department of
Transportation, Turnpike
Enterprise, Series A (RB)
5.00%, 07/01/26(c) 655 666,388
School Board of Miami-Dade
County, Series A (CP)
5.00%, 05/01/28(c) 895 905,076
South Miami Health Facilities
Authority, Baptist Health (RB)
5.00%, 08/15/29(c) 710 743,506
State of Florida, Board of
Education, Public Education
Capital Outlay, Series A (GO)
5.00%, 06/01/28 770 831,198
State of Florida, Board of
Education, Public Education
Capital Outlay, Series E (GO)
3.00%, 06/01/30(c) 1,000 990,359
6,810,917
Georgia : 3.6%
City of Atlanta, Water and
Wastewater, Series A (RB)
5.00%, 11/01/24 500 502,193
Georgia State Road and Tollway
Authority (RB)
5.00%, 06/01/29 800 878,554
Main Street Natural Gas, Inc.,
Gas Supply, Series B (RB)
5.00%, 07/01/53(c) (p) 1,000 1,066,116
Main Street Natural Gas, Inc.,
Series A (RB)
4.00%, 07/01/52(c) (p) 1,250 1,259,857
Main Street Natural Gas, Inc.,
Series B (RB)
4.00%, 08/01/49(c) (p) 500 500,320
5.00%, 12/01/52(c) (p) 500 525,865

VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Georgia (continued)
Main Street Natural Gas, Inc.,
Series C (RB)
4.00%, 08/01/52(c) (p) $ 500 $ 492,402
4.00%, 03/01/50(c) (p) 1,500 1,505,725
State of Georgia, Series A (GO)
5.00%, 02/01/29(c) 680 698,113
5.00%, 08/01/26 700 729,457
State of Georgia, Series C (GO)
5.00%, 07/01/26 1,000 1,040,274
9,198,876
Hawaii : 1.5%
City & County of Honolulu, Rail
Transit Project, Series E (GO)
5.00%, 03/01/26 785 810,298
5.00%, 03/01/27 500 526,575
State of Hawaii, General
Obligation, Series EO (GO)
5.00%, 08/01/25(c) 520 520,803
State of Hawaii, Series ET (GO)
3.00%, 10/01/29(c) 1,000 986,831
State of Hawaii, Series FE (GO)
5.00%, 10/01/25 1,000 1,024,216
3,868,723
Illinois : 5.4%
Board of Trustees of the
University of Illinois, Series
A (RB)
5.00%, 04/01/25 500 506,209
Chicago O'Hare International
Airport, Series B (RB) (AGM)
5.00%, 01/01/26 500 514,535
Chicago O'Hare International
Airport, Series C (RB)
5.00%, 01/01/26 315 324,157
Chicago Transit Authority,
Federal Transit
Administration Section 5307
Urbanized Area Formula (RB)
5.00%, 06/01/25 340 343,874
City of Chicago, Series A (GO)
5.00%, 01/01/27 365 375,462
5.00%, 01/01/30 2,000 2,126,760
City of Chicago, Series B (GO)
4.00%, 01/01/30 358 361,816
Illinois Finance Authority, Clean
Water Initiative (RB)
5.00%, 01/01/28 500 535,035
5.00%, 07/01/27 685 726,069
Illinois Finance Authority,
Northshore University Health
System, Series A (RB) (AGM)
5.00%, 08/15/26 500 517,931
Illinois State Toll Highway
Authority, Series A (RB)
5.00%, 01/01/27 415 435,098
Illinois State Toll Highway
Authority, Series C (RB)
5.00%, 01/01/27 650 681,479
Par
(000’s) Value
Illinois (continued)
Illinois State, Series A (GO)
5.00%, 11/01/27 $ 1,000 $ 1,054,303
Metropolitan Water
Reclamation District of
Greater Chicago, Series A
(GO)
5.00%, 12/01/29(c) 780 811,703
Regional Transportation
Authority of Illinois, Series
A (RB)
5.00%, 07/01/28(c) 735 773,094
State of Illinois (GO)
3.50%, 06/01/29(c) 685 674,773
State of Illinois (GO) (AGC)
5.50%, 05/01/25 335 340,634
State of Illinois, Series A (RB)
4.00%, 06/15/28 580 595,051
State of Illinois, Series D (GO)
5.00%, 11/01/25 1,345 1,374,701
5.00%, 11/01/26 800 830,806
13,903,490
Indiana : 0.6%
Indiana Finance Authority,
Series C (RB)
5.00%, 12/01/24 575 578,740
Indiana Finance Authority,
Series E (RB)
5.00%, 06/01/29 935 1,028,141
1,606,881
Iowa : 0.6%
PEFA, Inc., Gas Project (RB)
5.00%, 09/01/49(c) (p) 1,500 1,531,448
Underline
Kentucky : 0.8%
Kentucky Public Energy
Authority, Gas Supply, Series
C-1 (RB)
4.00%, 12/01/49(c) (p) 1,100 1,102,637
Louisville & Jefferson County,
Metro Government, Norton
Healtcare, Inc., Series C (RB)
5.00%, 10/01/47(c) (p) 1,000 1,027,149
2,129,786
Louisiana : 0.9%
Louisiana Public Facilities
Authority, Ochsner Clinic
Project, Series B (RB) (SAW)
5.00%, 05/15/50(c) (p) 500 506,045
St. John Baptist Parish,
Marathon Oil Co., Series B-2
(RB)
2.38%, 06/01/37(p) 750 728,657
State of Louisiana, Series A
(GO)
5.00%, 02/01/29 1,000 1,088,982
2,323,684

Par
(000’s) Value
Maine : 0.2%
State of Maine, Series B (GO)
(SBG)
5.00%, 06/01/25 $ 500 $ 508,590
Underline
Maryland : 2.9%
County of Baltimore (GO)
5.00%, 03/01/30 945 1,051,486
County of Montgomery,
Consolidated Public
Improvement, Series A (GO)
4.00%, 08/01/29 750 790,664
State of Maryland, Department
of Transportation (RB)
4.00%, 11/01/27(c) 500 500,219
5.00%, 10/01/26 595 622,024
State of Maryland, Department
of Transportation, Series B
(RB)
4.00%, 05/01/30(c) 750 770,837
State of Maryland, Series B
(GO)
5.00%, 08/01/24 550 550,000
State of Maryland, State and
Local Facilities Loan (GO)
4.00%, 06/01/27(c) 560 560,061
State of Maryland, State and
Local Facilities Loan, Second
Series B (GO)
5.00%, 08/01/26 385 401,277
State of Maryland, State and
Local Facilities Loan, Series
A (GO)
5.00%, 03/15/28(c) 500 525,788
5.00%, 03/15/28 500 538,151
5.00%, 03/15/29 1,000 1,096,751
7,407,258
Massachusetts : 2.9%
Commonwealth of
Massachusetts (RB) (NATL)
5.50%, 01/01/27 680 719,993
Commonwealth of
Massachusetts, Series A (GO)
5.00%, 01/01/27 710 746,083
5.00%, 05/01/27 500 529,015
5.00%, 07/01/27 500 530,843
Commonwealth of
Massachusetts, Series C (GO)
5.00%, 10/01/26 400 418,597
5.00%, 05/01/30 1,000 1,117,366
Commonwealth of
Massachusetts, Series E (GO)
3.00%, 12/01/25 750 749,757
Massachusetts Development
Finance Agency, Harvard
University Issue, Series A (RB)
5.00%, 10/15/26 500 524,002
Par
(000’s) Value
Massachusetts (continued)
Massachusetts Housing
Finance Agency Housing
Bonds, Series B-2 (RB)
0.90%, 06/01/26(c) $ 500 $ 469,582
Massachusetts State College
Building Authority, Series A
(RB)
5.00%, 05/01/49(c) 775 787,418
Massachusetts Water
Resources Authority, Series
C (RB)
5.00%, 08/01/40(c) 1,000 1,041,684
7,634,340
Michigan : 0.6%
State of Michigan,
Environmental Program (GO)
3.00%, 05/01/30(c) 410 398,513
State of Michigan, Grant
Anticipation (RB)
5.00%, 03/15/26 500 515,468
State of Michigan, Trunk Line,
Series B (RB)
5.00%, 11/15/27 500 534,236
1,448,217
Minnesota : 1.5%
Minneapolis- St. Paul
Metropolitan Airports, Series
A (RB)
5.00%, 01/01/29 1,000 1,083,034
Minneapolis-St. Paul
Metropolitan Airports
Commission, Series B (RB)
5.00%, 01/01/30(c) 515 537,681
Minneapolis-St. Paul
Metropolitan Area, Series C
(GO)
5.00%, 12/01/26 1,000 1,048,776
State of Minnesota, Various
Purpose, Series A (GO)
5.00%, 08/01/24 1,200 1,200,000
3,869,491
Mississippi : 0.2%
State of Mississippi, Series A
(GO)
5.00%, 10/01/29(c) 430 455,096
Underline
Missouri : 0.7%
Curators of the University of
Missouri, Series A (RB)
5.00%, 11/01/29(c) 1,405 1,411,207
Missouri State Environmental
Improvement and Energy
Resources Authority, Water
Pollution Control and
Drinking Water, Series B (RB)
5.00%, 01/01/26(c) 500 509,149
1,920,356

VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Montana : 0.2%
City of Forsyth, Montana
Pollution Control,
Northwestern Corp. Colstrip
Project (RB)
3.88%, 07/01/28(c) $ 500 $ 505,478
Underline
Nevada : 0.6%
Clark County (GO)
5.00%, 06/01/25 1,090 1,108,093
Clark County, Nevada Airport
System, Series A (RB)
5.00%, 07/01/29 500 547,281
1,655,374
New Jersey : 4.3%
New Jersey Economic
Development Authority, New
Jersey Transit Corp. Project,
Series B (RB)
4.00%, 11/01/25 660 667,458
New Jersey Economic
Development Authority,
School Facilities Construction,
Series DDD (RB)
5.00%, 06/15/34(c) 615 654,049
New Jersey Economic
Development Authority,
School Facilities Construction,
Series WW (RB)
5.25%, 06/15/40(c) 1,500 1,530,566
5.25%, 06/15/29(c) 1,000 1,020,377
New Jersey Educational
Facilities Authority, Higher
Education Facilities Trust (RB)
5.00%, 06/15/26(c) 500 500,610
New Jersey Educational
Facilities Authority, Princeton
University, Series B (RB)
5.00%, 07/01/25 1,000 1,019,290
5.00%, 07/01/28(c) 1,000 1,062,430
New Jersey Health Care
Facilities Financing Authority,
Greystone Park Psychiatric
Hospital (RB)
5.00%, 09/15/26 500 517,577
New Jersey Health Care
Facilities Financing Authority,
Hackensack Meridian Health,
Series A (RB)
5.00%, 07/01/29(c) 660 694,483
New Jersey Transportation
Trust Fund Authority, Series
A (RB)
5.00%, 12/15/24 1,000 1,006,718
5.00%, 12/15/26 500 522,553
5.00%, 06/15/30(c) 435 447,351
New Jersey Transportation
Trust Fund Authority, Series
AA (RB)
5.00%, 06/15/25 500 508,079
Par
(000’s) Value
New Jersey (continued)
State of New Jersey, Various
Purposes (GO)
2.00%, 06/01/25 $ 500 $ 492,479
2.00%, 06/01/26 500 484,963
11,128,983
New Mexico : 1.0%
New Mexico Hospital
Equipment Loan Council,
Presbyterian Healthcare
Services, Series A (RB)
4.12%, 08/01/44(c) 1,000 1,010,223
State of New Mexico, Series A
(RB)
5.00%, 07/01/27 840 890,604
State of New Mexico, Series B
(RB)
5.00%, 07/01/26 535 556,343
2,457,170
New York : 13.5%
City of New York, Series A (GO)
5.00%, 08/01/24 1,500 1,500,000
City of New York, Series A-1
(GO)
5.00%, 08/01/29 1,000 1,093,219
City of New York, Series C (GO)
5.00%, 08/01/24 750 750,000
City of New York, Series C (GO)
(SD CRED PROG)
5.00%, 08/01/27 500 528,954
City of New York, Series C and
D (GO)
5.00%, 08/01/26 325 338,097
City of New York, Series F-1
(GO)
5.00%, 03/01/27 410 430,433
County of Nassau, Series C (GO)
5.00%, 10/01/25 550 563,383
Dormitory Authority of the
State of New York State,
Series A (RB)
5.00%, 03/15/26 1,265 1,307,386
Long Island Power Authority
Electric System (RB) (BAM)
5.00%, 09/01/26 510 531,837
Metropolitan Transportation
Authority, Series A-1 (RB)
5.00%, 11/15/48(p) 2,000 2,007,273
Metropolitan Transportation
Authority, Series B (RB)
5.00%, 11/15/26 500 520,495
Metropolitan Transportation
Authority, Series C (RB)
5.25%, 11/15/29(c) 1,000 1,021,665
New York City Housing
Development Corp., Multi-
Family Housing, Series F-2
(RB) (FHA 542 (C))
0.60%, 05/01/61(c) (p) 300 291,167

Par
(000’s) Value
New York (continued)
New York City Transitional
Finance Authority Future Tax
Secured, Series A (RB)
5.00%, 11/01/27 $ 440 $ 469,215
New York City Transitional
Finance Authority Future Tax
Secured, Series F, Subseries
F-1 (RB)
5.00%, 02/01/27 850 893,279
New York City Transitional
Finance Authority, Building
Aid, Series S-1 (RB) (SAW)
5.00%, 07/15/25 570 581,516
New York City Transitional
Finance Authority, Fiscal
Series A, Subseries A-1 (RB)
5.00%, 11/01/26 1,000 1,045,201
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
E-1 (RB)
5.00%, 02/01/30(c) 1,190 1,240,948
New York City Water & Sewer
System, Series BB-2 (RB)
(AGM)
5.00%, 06/15/26(c) 430 433,041
New York City, Series A-1 (GO)
5.00%, 09/01/27 1,000 1,059,449
New York State Dormitory
Authority, New York Cornell
University, Series A (RB)
5.00%, 07/01/26 700 729,124
New York State Dormitory
Authority, Personal Income
Tax, Series A (RB)
5.00%, 03/15/29 1,000 1,094,931
New York State Dormitory
Authority, Personal Income
Tax, Series B (RB)
5.00%, 02/15/27 510 538,659
New York State Dormitory
Authority, Series A (RB)
5.00%, 02/15/27 500 527,216
New York State Dormitory
Authority, Series C (RB)
5.00%, 03/15/28 640 688,376
New York State Dormitory
Authority, State Sales Tax,
Series B (RB)
5.00%, 03/15/26(c) 500 512,528
5.00%, 03/15/29(c) 595 605,706
New York State Dormitory
Authority, State Sales Tax,
Series C (RB)
5.00%, 03/15/25 1,035 1,049,088
New York State Dormitory
Authority, State Sales Tax,
Series E (RB)
5.00%, 03/15/26 680 704,738
Par
(000’s) Value
New York (continued)
New York State Dormitory
Authority, State University
Dormitory Facilities, Series
A (RB)
5.00%, 07/01/25 $ 500 $ 509,007
New York State Environmental
Facilities Corp., State Clean
Water And Drinking Water
Revolving Funds, Series B (RB)
5.00%, 06/15/28 605 654,949
New York State Housing
Finance Agency, Series A-2
(RB)
2.50%, 11/01/60(c) (p) 975 943,935
New York State Housing
Finance Agency, Series C (RB)
(SONYMA HUD SECT 8)
3.80%, 11/01/62(c) (p) 500 501,784
New York State Housing
Finance Agency, Series C-2
(RB) (SONYMA HUD SECT 8)
3.60%, 11/01/63(c) (p) 500 501,328
New York State Housing
Finance Agency, Series L-2
(RB)
0.75%, 11/01/25(c) 490 469,879
New York State Thruway
Authority, Series P (RB)
5.00%, 01/01/27 1,000 1,051,300
New York State Urban
Development Corp., State
Personal Income, Series A
(RB)
5.00%, 03/15/25 495 501,584
5.00%, 03/15/28(c) 500 517,786
5.00%, 03/15/27 690 727,379
New York State Urban
Development Corp., State
Personal Income, Series C
(RB)
5.00%, 03/15/27 500 526,855
New York State Urban
Development Corp., State
Personal Income, Series E
(RB)
5.00%, 03/15/25 500 506,650
Triborough Bridge & Tunnel
Authority, Series  A-2 (RB)
2.00%, 05/15/45(p) 875 843,137
Triborough Bridge & Tunnel
Authority, Series A (RB)
5.00%, 11/15/26 1,000 1,047,368
5.00%, 11/15/27 500 534,237
5.00%, 11/15/28 1,000 1,088,664
Triborough Bridge & Tunnel
Authority, Series B (RB)
5.00%, 11/15/28(c) 1,000 1,080,199
35,062,965

VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
North Carolina : 1.9%
County of Mecklenburg, Series
A (GO)
4.00%, 04/01/29(c) $ 500 $ 508,912
County of Wake (RB)
5.00%, 09/01/26 375 391,444
North Carolina Medical Care
Commission Hospital,
Caromont Health, Series B
(RB)
5.00%, 02/01/51(p) 500 511,860
State of North Carolina, Grant
Anticipation Vehicle (RB)
5.00%, 03/01/30(c) 1,500 1,629,206
State of North Carolina, Series
A (GO)
5.00%, 06/01/30(c) 1,140 1,228,045
State of North Carolina, Series
B (RB)
5.00%, 05/01/29(c) 585 615,897
4,885,364
Ohio : 2.0%
American Municipal Power,
Inc., Combined Hydroelectric
Projects, Series A (RB)
5.00%, 02/15/28 500 534,172
City of Columbus, Various
Purpose (GO)
5.00%, 04/01/29(c) 750 798,236
County of Allen, Ohio Hospital
Facilities, Mercy Health,
Series A (RB)
5.00%, 12/01/29 1,250 1,362,492
Lancaster Port Authority, Gas
Supply (RB) (SBG)
5.00%, 08/01/49(c) (p) 485 488,143
Ohio Water Development
Authority, Series A (RB)
5.00%, 06/01/29(c) 770 842,662
Ohio Water Development
Authority, Series B (RB)
5.00%, 12/01/27(c) 1,000 1,046,233
5,071,938
Oklahoma : 0.1%
Canadian County Educational
Facilities Authority, Mustang
Public Schools (RB)
3.00%, 09/01/29(c) 330 318,577
Underline
Oregon : 0.9%
City of Portland, Oregon Sewer
System, Series A (RB)
5.00%, 12/01/26 500 524,503
Jackson County School District
No 549C Medford (GO) (SBG)
5.00%, 12/15/28(c) 1,250 1,270,680
Multnomah County School
District No. 1J, Series B (GO)
(SBG)
5.00%, 06/15/25 500 509,149
Par
(000’s) Value
Oregon (continued)
$ 2,304,332
Pennsylvania : 3.5%
Allegheny County Hospital
Development Authority,
Series A (RB)
5.00%, 07/15/30(c) $ 360 388,862
Allegheny County Sanitary
Authority (RB) (BAM)
5.00%, 12/01/27(c) 500 510,977
City of Philadelphia, Series A
(GO)
5.00%, 08/01/25 300 305,781
Commonwealth of
Pennsylvania (GO)
5.00%, 01/01/26 560 576,594
5.00%, 03/15/27(c) 500 505,764
5.00%, 07/15/27 1,000 1,061,961
5.00%, 09/01/27 1,000 1,064,616
Commonwealth of
Pennsylvania (GO) (SBG)
5.00%, 07/15/26 1,000 1,041,117
County of Lehig, Valley Health
Network, Series A (RB) (SBG)
5.00%, 07/01/26 600 616,131
Delaware River Port Authority,
Series B (RB)
5.00%, 01/01/25 350 352,795
Delaware Valley, Pennsylvania
Regional Finance Authority,
Series A (RB) (AMBAC)
5.50%, 08/01/28 805 870,046
Montgomery County Industrial
Development Authority,
Series A (RB)
4.10%, 04/01/53(p) 500 511,100
Montgomery County Industrial
Development Authority,
Series B (RB)
4.10%, 06/01/29 705 727,116
University of Pittsburgh of the
Commonwealth, System of
Higher Education (RB)
4.00%, 04/15/26(c) 500 508,402
9,041,262
Rhode Island : 0.4%
Rhode Island Health and
Educational Building Corp.,
Providence Public Buildings
Authority Issue, Series A (RB)
(AGM)
5.00%, 05/15/26(c) 500 506,262
Tobacco Settlement Financing
Corporation Tobacco
Settlement Asset-Backed
Bonds, Series A (RB)
5.00%, 06/01/26(c) 500 504,481
1,010,743

Par
(000’s) Value
Tennessee : 1.7%
Johnson City Health &
Educational Facilities Board,
Series A (RB)
5.00%, 07/01/25 $ 500 $ 506,647
Metropolitan Government of
Nashville & Davidson County
(GO)
5.00%, 07/01/26 525 545,645
Shelby County Health
Educational & Housing
Facilities Board, Baptist
Memorial Health, Series B
(RB)
5.00%, 09/01/49(c) (p) 500 531,182
Tennessee Energy Acquisition
Corp., Gas Project (RB)
4.00%, 11/01/49(c) (p) 1,775 1,778,560
Tennessee Energy Acquisition
Corp., Gas Project, Series A-1
(RB)
5.00%, 05/01/53(c) (p) 500 520,862
Tennessee Energy Acquisition
Corp., Series B (RB)
5.62%, 09/01/26 500 517,720
4,400,616
Texas : 9.1%
Austin Independent School
District (GO)
5.00%, 08/01/28 505 545,259
Bexar County, Limited Tax (GO)
5.00%, 06/15/27(c) 500 518,835
Board of Regents of the
University of Texas System,
Series B (RB)
5.00%, 08/15/29 1,000 1,097,785
City of Dallas, Series A (GO)
5.00%, 02/15/25 500 505,336
City of San Antonio, Electric and
Gas Systems (RB)
5.00%, 02/01/27(c) 630 652,609
City of San Antonio, General
Improvement (GO)
5.00%, 08/01/25 500 510,380
Comal Independent School
District (GO)
5.00%, 02/01/26 775 798,086
Commonwealth of
Pennsylvania (GO)
5.00%, 02/15/27 2,000 2,102,450
County of Harris, Flood Control
District, Series A (GO)
5.00%, 10/01/29(c) 480 490,280
Dallas Independent School
District, Series A (GO)
4.00%, 02/15/34(c) 500 502,808
Denton Independent School
District (GO)
5.00%, 08/15/29 1,000 1,093,369
Par
(000’s) Value
Texas (continued)
Denton Independent School
District, Series A (GO)
5.00%, 08/15/45(c) $ 500 $ 510,255
Ford Bend Independent School
District, Limited Tax, Series
B (GO)
5.00%, 02/15/28 910 974,725
Harris County, Texas Toll Road
Senior Lien, Series A (RB)
5.00%, 08/15/27 1,000 1,060,720
Houston Independent School
District (GO)
5.00%, 02/15/25 1,000 1,010,941
Houston Texas Utility System,
Series A (RB)
5.00%, 11/15/27 1,000 1,064,906
Lower Colorado River
Authority, LCRA Transmission
Services Corp. Project, Series
A (RB) (AGM)
5.00%, 05/15/27 500 527,100
North Texas Thruway Authority,
Series I (RB) (AGC)
6.20%, 01/01/42(c) 1,000 1,012,575
North Texas Tollway Authority
System, Series A (RB)
5.00%, 01/01/27 500 523,738
North Texas Tollway Authority,
First Tier, Series A (RB)
5.00%, 01/01/30(c) 1,195 1,224,840
State of Texas, Transportation
Commission, Highway
Improvement, Series A (GO)
5.00%, 04/01/30(c) 500 515,592
Texas Municipal Gas
Acquisition & Supply Corp.
III (RB)
5.00%, 12/15/26 600 615,455
Texas Municipal Gas
Acquisition & Supply Corp. IV,
Series A (RB)
5.50%, 01/01/54(c) (p) 1,000 1,078,982
Texas Transportation
Commission Highway
Improvement (GO)
5.00%, 04/01/30 1,000 1,110,856
Texas Water Development
Board (RB)
5.00%, 04/15/26 1,000 1,036,262
Texas Water Development
Board, Series A (RB)
5.00%, 04/15/30(c) 250 264,296
Texas Water Development
Board, Series B (RB)
5.00%, 10/15/24 500 502,075
University of Houston, Series
A (RB)
5.00%, 02/15/26 1,000 1,031,936

VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
Ysleta Independent School
District (GO)
5.00%, 08/15/45(c) $ 650 $ 664,003
23,546,454
Virginia : 1.8%
County of Fairfax, Public
Improvement, Series A (GO)
(SAW)
4.00%, 10/01/25 990 1,003,614
Hampton Roads Transportation
Accountability Commission,
Series A (RB)
5.00%, 07/01/26 750 778,639
Virginia College Building
Authority, 21st Century
College and Equipment
Programs Educational
Facilities, Series C (RB)
5.00%, 02/01/27 600 630,402
Virginia Commonwealth
Transportation Board (RB)
5.00%, 03/15/27(c) 510 531,448
Virginia Public Building
Authority, Public Facilities,
Series A (RB)
5.00%, 08/01/29(c) 720 762,027
Wise County Industrial
Development Authority,
Virginia Electric and Power
Co. Project, Series A (RB)
(AGC)
0.75%, 10/01/40(p) 1,000 951,827
4,657,957
Washington : 3.2%
Central Puget Sound
Regional Transit Authority,
Motor Vehicle Excise Tax
Improvement, Series S-1 (RB)
5.00%, 11/01/26 520 543,968
Central Puget Sound Regional
Transit Authority, Series S-1
(RB)
5.00%, 11/01/31(c) 500 513,043
Par
(000’s) Value
Washington (continued)
Energy Northwest Project
Electric, Series A (RB)
5.00%, 07/01/25 $ 1,000 $ 1,018,925
Energy Northwest Project
Electric, Series C (RB)
5.00%, 07/01/25 1,375 1,401,022
Energy Northwest, Colombia
Generating Station Electric,
Series C (RB)
5.00%, 07/01/30(c) 1,250 1,270,937
Energy Northwest, Project 3
Electric, Series A (RB)
5.00%, 07/01/28(c) 725 767,283
State of New Mexico, Series A
(GO)
5.00%, 06/01/26 1,000 1,038,480
State of Washington, Various
Purpose, Series R-A (GO)
5.00%, 08/01/24 750 750,000
Washington Health Care
Facilities Authority,
CommonSpirit Health, Series
B-1 (RB)
5.00%, 08/01/49(c) (p) 1,000 1,000,000
8,303,658
West Virginia : 0.4%
State of West Virginia,
Surface Transportation
Improvements, Series A (RB)
5.00%, 09/01/26 1,000 1,039,935
Underline
Wisconsin : 0.7%
City of Milwaukee, Series N4
(GO)
5.00%, 04/01/26 750 769,899
State of Wisconsin, Series A
(GO)
5.00%, 05/01/28(c) 500 507,264
5.00%, 05/01/25 500 507,525
1,784,688
Total Municipal Bonds: 98.4%
(Cost: $259,037,154) 255,088,908
Other assets less liabilities: 1.6% 4,110,911
NET ASSETS: 100.0% $ 259,199,819

FootnoteRuleAboveBlank
Footnotes:
Definitions:
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Assurance Co.
CP Certificate of Participation
GO General Obligation
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
SAW State Aid Withholding
SBG School Board Guaranteed
SD CRED PROG Special District Credit Enhancement Program
ST Special Tax
(c) Callable Security — the redemption date shown is the date the security may be redeemed by the issuer
(p) Putable Security — the redemption date shown is the date the security may be redeemed by the investor
^ Zero Coupon Bond